Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net (loss) income	$ (1,048,793)	$ 23,412
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization of operating lease right-of-use assets	1,277,452	1,697,141
Depreciation and amortization	392,976	445,787
Write off of bad debts	500,000
Loss on disposal of property and equipment	77,505
Accrued interest income from long term debt investment	(359,014)	(359,014)
Interest income from loan to a third-party		(44,877)
Changes in operating assets and liabilities:
Accounts receivable	(1,387,301)	(40,507)
Inventories	37,621	(65,027)
Prepaid expenses and other current assets	372,248	286,121
Long term security deposits	269,171	49,350
Long term prepaid expenses	44,851	32,953
Accounts payable	277,671	213,875
Taxes payable	124,895	(19,020)
Deferred revenue	403,151	299,816
Other current liabilities	255,300	(79,738)
Operating lease liabilities	(1,628,032)	(1,634,128)
Net cash (used in) provided by operating activities	(390,299)	806,144
Cash flows from investing activities:
Purchase of property and equipment	(310,368)	(34,268)
Proceeds from disposal of property and equipment		34,562
Interest income received from long term debt investment	359,014	534,575
Repayment from loans to third parties	1,500,000	862,088
Net cash provided by investing activities	1,548,646	1,396,957
Cash flows from financing activities:
Proceeds from sales of the Equity Security Units, net of issuance costs	6,910,134
Proceeds from short-term bank loans	413,658	422,095
Repayments of short-term bank loans	(1,516,747)
Proceeds from long-term bank loans	4,412,355
Payments made to a related party	(1,640,710)	(56,298)
Net cash provided by financing activities	8,578,690	365,797
Effect of exchange rate fluctuation on cash and cash equivalents	252,355	57,630
Net increase in cash and cash equivalents	9,989,392	2,626,528
Cash and cash equivalents, beginning of period	12,102,763	1,481,302
Cash and cash equivalents, end of period	22,092,155	4,107,830
Supplemental cash flow information
Cash paid for income taxes	14,995	40,889
Cash paid for interest	74,745	68,450
Non-cash operating, investing and financing activities
Property and equipment acquired in settlement of the amount due from a related party	954,293
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	270,532	60,277
Right of use assets obtained in exchange for operating lease liabilities	$ 1,560,535	$ 1,697,141